Share Based Payments - Expenses from share-based payment arrangements (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Expenses arising from share-based payment transactions
Share-based payment expenses	€ 1,860	€ 1,149	€ 6,136	€ 2,542